Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives or the lease terms

Computers and electronic equipment	3 years
Furniture	3-5 years
Software	3 years